Long-term debt - Syndicated Credit Facility and Others (Details) - EUR (€) € in Thousands	Jul. 01, 2027	Dec. 31, 2023	Dec. 31, 2022
Syndicated Credit Facility
Long-term debt
Maximum amount available	€ 1,918,367	€ 2,000,000
Other long-term debt
Long-term debt
Fixed payment obligations for acquisitions		6,584	€ 14,510
Fixed payment obligations for acquisitions classified as current portion of long-term debt		€ 1,656	€ 8,255